Assumptions used to Value Warrants (Detail) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Warrants issued on December 20, 2007
Class of Warrant or Right [Line Items]
Estimated life in years	0 years		6 months
Risk-free interest rate	0.00%	[1]	0.15%	[1]
Volatility	0.00%		75.00%
Dividend paid	$ 0
Range of Estimated strike prices	$ 0
Range of Estimated probabilities	0.00%
Warrants issued on December 20, 2007 | Minimum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			$ 0.33
Range of Estimated probabilities			10.00%
Warrants issued on December 20, 2007 | Maximum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			$ 0.36
Range of Estimated probabilities			50.00%
Warrants issued on June 30, 2008
Class of Warrant or Right [Line Items]
Estimated life in years	0 years		1 year
Risk-free interest rate	0.00%	[1]	0.21%	[1]
Volatility	0.00%		75.00%
Dividend paid	0
Range of Estimated strike prices	$ 0
Range of Estimated probabilities	0.00%
Warrants issued on June 30, 2008 | Minimum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			$ 0.33
Range of Estimated probabilities			10.00%
Warrants issued on June 30, 2008 | Maximum
Class of Warrant or Right [Line Items]
Range of Estimated strike prices			$ 0.36
Range of Estimated probabilities			50.00%
Warrants issued on April 1, 2010
Class of Warrant or Right [Line Items]
Estimated life in years	1 year 9 months		2 years 9 months
Risk-free interest rate	0.36%	[1]	0.39%	[1]
Volatility	72.00%		78.00%
Dividend paid
Range of Estimated probabilities	50.00%		15.00%

[1]	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the warrant term.